Share-based payments - Schedule of RSU Transactions (Details) - shares	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021
Number
Options/RSUs outstanding, beginning balance (in shares)	2,498,973	1,794,377
Granted (in shares)	739,420	1,244,975
Cancelled (in shares)	(173,555)	(117,868)
Options/RSUs outstanding, ending balance (in shares)	2,722,690	2,498,973
Omnibus Plan
Number
Options/RSUs outstanding, beginning balance (in shares)	137,117	39,432
Granted (in shares)	152,320	119,758
Settled (in shares)	(49,968)	(13,386)
Cancelled (in shares)	(23,879)	(8,687)
Options/RSUs outstanding, ending balance (in shares)	215,590	137,117